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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

PRIOR FILINGS FOR THE NOMURA GROUP WERE REPORTED UNDER THE NAME NOMURA SECURITIES COMPANY, WITH CIK NUMBER 0000110097. SUBSEQUENT FILINGS WILL
BE MADE UNDER THE NAME NOMURA HOLDINGS, INC., CIK NUMBER 0001163653.
NOMURA HOLDINGS, INC. (NHI) IS THE PARENT HOLDING COMPANY OF A NUMBER
OF OPERATING SUBSIDIARIES, SOME OF WHICH ARE OR MAY BE INSTITUTIONAL INVESTMENT MANAGERS FOR THE PURPOSES OF THE REPORTING REQUIREMENTS UNDER
SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 (THE ACT) AND THE RULES PROMULGATED THEREUNDER. NHI ITSELF DOES NOT DIRECTLY EXERCISE INVESTMENT DISCRETION WITH RESPECT TO ANY SECTION 13(F) SECURITIES POSITIONS. IN
THAT NHI'S OWNERSHIP INTEREST IN SUCH OPERATING SUBSIDIARIES IS DEEMED THE EXERCISE OF INVESTMENT DISCRETION REGARDING CERTAIN OF SUCH SUBSIDIARIES' MANAGED ACCOUNTS, THE INFORMATION REQUIRED BY FORM 13F IS REPORTED BY NHI
ON BEHALF OF CERTAIN OF NHI'S OPERATING SUBSIDIARIES WHICH ARE INSTITUTIONAL INVESTMENT MANAGERS SUBJECT TO SECTION 13(F)OF THE ACT.

Nomura Holdings Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1-9-1, Nihonbashi, Chuo-ku, Tokyo 103-8011, Japan
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 001-15270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Brendan G. Daly             Head of Compliance and Surveillance 212-667-1246
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Brendan G. Daly
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        New York, NY  July 28, 2009
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $29,438
                                         (thousands)



List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).




   13F File No.: Name:
   ------------- ---------------------
6.  28-05739      Global Funds Management, S.A.
   ------------- ---------------------
2.  28-04985      Nomura International plc
   ------------- ---------------------
4.  28-04993      Nomura Securities (Bermuda)
   ------------- ---------------------
1.  28-04983      Nomura Securities International, Inc.
   ------------- ---------------------

1Page      1                                                                                                      07-08-13  14:21:11
                                     FORM 13F
                                         INFORMATION TABLE
                                           QUARTER ENDING
                                         3/31/2009
         NAME OF ISSUER           TITLE      CUSIP     VALUE       SHARES    SH  PUT  INVSTMT  OTHER   VOTING AUTHORITY
                                 OF CLASS              X1000      PRN AMT    PRN CALL DSCRETN MANAGERS
 ------------------------------ ---------- --------- ---------- ------------ --- ---- ------- -------- ----------------
0ENERGY XXI (BERMUDA) LTD                  G10082108          7 000000014700 SH       DEFINED 01         SOLE
 TRANSOCEAN LTD                            H8817H100        373 000000005026 SH       DEFINED 01         SOLE
 TYCO INTERNATIONAL LTD                    H89128104        306 000000011796 SH       DEFINED 01         SOLE
 MILLICOM INTL CELLULAR S A                L6388F110        208 000000003700 SH       DEFINED 01         SOLE
 AARONS INC                                002535201        313 000000010500 SH       DEFINED 01         SOLE
 ADVANTA CORP                              007942204          7 000000018850 SH       DEFINED 01         SOLE
 AIRTRAN HLDGS INC                         00949P108        167 000000027100 SH       DEFINED 01         SOLE
 ALLEGHENY TECHNOLOGIES INC                01741R102        228 000000006668 SH       DEFINED 02         SOLE
 ALLIS CHALMERS ENERGY INC                 019645506         44 000000019400 SH       DEFINED 01         SOLE
 AMCORE FINL INC                           023912108         10 000000013183 SH       DEFINED 01         SOLE
 AMERIGROUP CORP                           03073T102        295 000000011000 SH       DEFINED 01         SOLE
 AMKOR TECHNOLOGY INC                      031652100        115 000000024400 SH       DEFINED 01         SOLE
 ANCHOR BANCORP WIS INC                    032839102         15 000000012100 SH       DEFINED 01         SOLE
 ANTHRACITE CAP INC                        037023108         16 000000027000 SH       DEFINED 01         SOLE
 APPLIED MICRO CIRCUITS CORP               03822W406         96 000000011900 SH       DEFINED 01         SOLE
 ARENA PHARMACEUTICALS INC                 040047102         54 000000011000 SH       DEFINED 01         SOLE
 ARLINGTON ASSET INVT CORP                 041356106         26 000000069100 SH       DEFINED 01         SOLE
 ARMSTRONG WORLD INDS INC NEW              04247X102        399 000000024205 SH       DEFINED 01         SOLE
 ARRIS GROUP INC                           04269Q100        237 000000019500 SH       DEFINED 01         SOLE
 AXCELIS TECHNOLOGIES INC                  054540109         18 000000041000 SH       DEFINED 01         SOLE
 BANK OF AMERICA CORPORATION               060505104        270 000000020500 SH       DEFINED 01         SOLE
 BANK NOVA SCOTIA HALIFAX                  064149107        292 000000007805 SH       DEFINED 01         SOLE
 BARRICK GOLD CORP                         067901108        230 000000006867 SH       DEFINED 01         SOLE
 BLOCKBUSTER INC                           093679108         49 000000074600 SH       DEFINED 01         SOLE
 CANADIAN NAT RES LTD                      136385101        223 000000004257 SH       DEFINED 01         SOLE
 CARDINAL HEALTH INC                       14149Y108        647 000000021200 SH       DEFINED 01         SOLE
 CARTER INC                                146229109        300 000000012200 SH       DEFINED 01         SOLE
 CASCADE BANCORP                           147154108         16 000000012000 SH       DEFINED 01         SOLE
 CHEVRON CORP NEW                          166764100        316 000000004822 SH       DEFINED 02         SOLE
 CHICOS FAS INC                            168615102        345 000000035500 SH       DEFINED 01         SOLE
 CINCINNATI BELL INC NEW                   171871106         39 000000013900 SH       DEFINED 01         SOLE
 ITY BK LYNNWOOD WASH                      17770A109         34 000000014500 SH       DEFINED 01         SOLE
 COMCAST CORP NEW                          20030N200        147 000000010443 SH       DEFINED 01         SOLE
 COOPER TIRE & RUBR CO                     216831107        120 000000012100 SH       DEFINED 01         SOLE
 CORE MARK HOLDING CO INC                  218681104        819 000000031455 SH       DEFINED 01         SOLE
 CUMMINS INC                               231021106        213 000000006124 SH       DEFINED 02         SOLE
 DANA HOLDING CORP                         235825205        845 000000661355 SH       DEFINED 01         SOLE
 DEERE & CO                                244199105      3,995 000000100000 SH       DEFINED 01         SOLE
 DELTA AIR LINES INC DEL                   247361702      8,189 000001414535 SH       DEFINED 01         SOLE
 ENCANA CORP                               292505104        776 000000015701 SH       DEFINED 01         SOLE
 EXXON MOBIL CORP                          30231G102      1,454 000000020811 SH       DEFINED 01         SOLE
 FTI CONSULTING INC                        302941109        451 000000008900 SH       DEFINED 01         SOLE
 FAIRPOINT COMMUNICATIONS INC              305560104         15 000000026524 SH       DEFINED 01         SOLE
 FEDERAL MOGUL CORP                        313549404        809 000000085616 SH       DEFINED 01         SOLE
FIFTH THIRD BANCORP                       316773100        153 000000021600 SH       DEFINED 01         SOLE
 FIRST PL FINL CORP                        33610T109         32 000000010500 SH       DEFINED 01         SOLE
 FRONTIER FINL CORP WASH                   35907K105         38 000000033000 SH       DEFINED 01         SOLE
 GOLDMAN SACHS GROUP INC                   38141G104      5,012 000000034000 SH       DEFINED 01         SOLE
 GRACE W R & CO DEL NEW                    38388F108        163 000000013221 SH       DEFINED 01         SOLE
 GROUP 1 AUTOMOTIVE INC                    398905109        243 000000009350 SH       DEFINED 01         SOLE
 HANMI FINL CORP                           410495105         35 000000020200 SH       DEFINED 01         SOLE
 HEALTHSOUTH CORP                          421924309        248 000000017200 SH       DEFINED 01         SOLE
 HEWLETT PACKARD CO                        428236103        204 000000005291 SH       DEFINED 01         SOLE
 HOME DEPOT INC                            437076102      1,181 000000050000 SH       DEFINED 01         SOLE
 HORNBECK OFFSHORE SVCS INC N              440543106        243 000000011388 SH       DEFINED 01         SOLE
 HUTCHINSON TECHNOLOGY INC                 448407106         48 000000024900 SH       DEFINED 01         SOLE
 ICO GLOBAL COMM HLDGS LTD DE              44930K108          7 000000011800 SH       DEFINED 01         SOLE
 IDENIX PHARMACEUTICALS INC                45166R204      1,171 000000301476 SH       DEFINED 02         SOLE
 IMPERIAL OIL LTD                          453038408        537 000000013967 SH       DEFINED 01         SOLE
 INNOPHOS HOLDINGS INC                     45774N108        205 000000012140 SH       DEFINED 01         SOLE
 INTERCONTINENTALEXCHANGE INC              45865V100        759 000000006650 SH       DEFINED 01         SOLE
 ISHARES INC                               464286400      1,644 000000031050 SH       DEFINED 01         SOLE
 ISHARES INC                               464286731      1,508 000000149500 SH       DEFINED 01         SOLE
 ISHARES TR                                464287234     17,397 000000539800 SH       DEFINED 01         SOLE
 ISHARES TR                                464287432      2,714 000000028700 SH       DEFINED 01         SOLE
 ISHARES TR                                464287465      9,643 000000210500 SH       DEFINED 01         SOLE
 JPMORGAN CHASE & CO                       46625H100      1,732 000000050806 SH       DEFINED 01         SOLE
 LEE ENTERPRISES INC                       523768109          6 000000011600 SH       DEFINED 01         SOLE
 MACROVISION SOLUTIONS CORP                55611C108        383 000000017600 SH       DEFINED 01         SOLE
 MANNKIND CORP                             56400P201        223 000000026900 SH       DEFINED 01         SOLE
 MATTSON TECHNOLOGY INC                    577223100         50 000000043200 SH       DEFINED 01         SOLE
 MCG CAPITAL CORP                          58047P107         60 000000024700 SH       DEFINED 01         SOLE
 MEDCO HEALTH SOLUTIONS INC                58405U102        346 000000007600 SH       DEFINED 01         SOLE
 MERIDIAN RESOURCE CORP                    58977Q109          4 000000014200 SH       DEFINED 01         SOLE
 MIDWEST BANC HOLDINGS INC                 598251106          8 000000011000 SH       DEFINED 01         SOLE
 NRG ENERGY INC                            629377508        476 000000018350 SH       DEFINED 01         SOLE
 NYSE EURONEXT                             629491101      1,427 000000052400 SH       DEFINED 01         SOLE
 NEKTAR THERAPEUTICS                       640268108         95 000000014800 SH       DEFINED 01         SOLE
 ODYSSEY RE HLDGS CORP                     67612W108        339 000000008500 SH       DEFINED 01         SOLE
 PACIFIC SUNWEAR CALIF INC                 694873100        121 000000035800 SH       DEFINED 01         SOLE
 POTASH CORP SASK INC                      73755L107        216 000000002323 SH       DEFINED 01         SOLE
 POWERSHARES QQQ TRUST                     73935A104      2,564 000000070500 SH       DEFINED 01         SOLE
 PRUDENTIAL FINL INC                       744320102        753 000000020250 SH       DEFINED 01         SOLE
 RAIT FINANCIAL TRUST                      749227104         37 000000027600 SH       DEFINED 01         SOLE
 RF MICRODEVICES INC                       749941100        434 000000115600 SH       DEFINED 01         SOLE
 RALCORP HLDGS INC NEW                     751028101        536 000000008800 SH       DEFINED 01         SOLE
 REALTY INCOME CORP                        756109104        394 000000018000 SH       DEFINED 01         SOLE
 RESEARCH IN MOTION LTD                    760975102        287 000000004043 SH       DEFINED 01         SOLE
 RETAIL HOLDRS TR                          76127U101      2,990 000000038600 SH       DEFINED 01         SOLE
ROWAN COS INC                             779382100        248 000000013103 SH       DEFINED 02         SOLE
 ROYAL BK CDA MONTREAL QUE                 780087102        772 000000018910 SH       DEFINED 01         SOLE
 ROYAL GOLD INC                            780287108        254 000000006100 SH       DEFINED 01         SOLE
 SPDR GOLD TRUST                           78463V107     49,301 000000540707 SH       DEFINED 01         SOLE
 SPDR SERIES TRUST                         78464A714      3,003 000000108400 SH       DEFINED 01         SOLE
 SANMINA SCI CORP                          800907107         49 000000113400 SH       DEFINED 01         SOLE
 SCHLUMBERGER LTD                          806857108        300 000000005635 SH       DEFINED 02         SOLE
 SCOTTS MIRACLE GRO CO                     810186106        248 000000007090 SH       DEFINED 01         SOLE
 SEALY CORP                                812139301         30 000000015600 SH       DEFINED 01         SOLE
 SEMICONDUCTOR HLDRS TR                    816636203        626 000000029200 SH       DEFINED 01         SOLE
 SENIOR HSG PPTYS TR                       81721M109        221 000000013600 SH       DEFINED 01         SOLE
 SKYWORKS SOLUTIONS INC                    83088M102        132 000000013500 SH       DEFINED 01         SOLE
 SOLUTIA INC                               834376501      1,103 000000191611 SH       DEFINED 01         SOLE
 STERLITE INDS INDIA LTD                   859737207      2,080 000000166995 SH       DEFINED 02         SOLE
 STIFEL FINL CORP                          860630102        201 000000004200 SH       DEFINED 01         SOLE
 STRATEGIC HOTELS & RESORTS I              86272T106         59 000000053500 SH       DEFINED 01         SOLE
 SUNCOR ENERGY INC                         867229106        226 000000007468 SH       DEFINED 01         SOLE
 SUNSTONE HOTEL INVS INC NEW               867892101        156 000000029200 SH       DEFINED 01         SOLE
 TALBOTS INC                               874161102        160 000000029700 SH       DEFINED 01         SOLE
 TARGACEPT INC                             87611R306      2,850 000001163288 SH       DEFINED 02         SOLE
 TEXAS INSTRS INC                          882508104        958 000000045000 SH       DEFINED 01         SOLE
 THOMAS PPTYS GROUP INC                    884453101         16 000000010600 SH       DEFINED 01         SOLE
 3COM CORP                                 885535104        498 000000105400 SH       DEFINED 01         SOLE
 TORONTO DOMINION BK ONT                   891160509        350 000000006778 SH       DEFINED 01         SOLE
 TRIQUINT SEMICONDUCTOR INC                89674K103         76 000000014500 SH       DEFINED 01         SOLE
 TYSON FOODS INC                           902494103        243 000000019500 SH       DEFINED 02         SOLE
 UCBH HOLDINGS INC                         90262T308         22 000000018100 SH       DEFINED 01         SOLE
 VALEANT PHARMACEUTICALS INTL              91911X104        241 000000009400 SH       DEFINED 01         SOLE
 WALTER INVT MGMT CORP                     93317W102        361 000000027200 SH       DEFINED 01         SOLE
 WORLD FUEL SVCS CORP                      981475106        243 000000005900 SH       DEFINED 01         SOLE
 WORTHINGTON INDS INC                      981811102        149 000000011700 SH       DEFINED 01         SOLE
 XEROX CORP                                984121103        528 000000081505 SH       DEFINED 01         SOLE
 ZORAN CORP                                98975F101         80 000000007400 SH       DEFINED 01         SOLE